Convertible bonds	12 Months Ended
Dec. 31, 2018
Convertible bonds
Convertible bonds

31.        Convertible bonds

Redemption of zero coupon convertible bonds

The Company exercised its right to redeem the US$200.0 million zero coupon convertible bonds due 2018, the US$86.8 million zero coupon convertible bonds due 2018, the US$95.0 million zero coupon convertible bonds due 2018 and the US$22.2 million zero coupon convertible bonds due 2018 (the “Bonds”) on March 10, 2017 being the option redemption date when all of the Bonds would be redeemed in cash at 100% of the Bonds’ principal amount. The conversion price is HK$7.965, approximately US$1.027. On March 3, 2017, the Company received notices from all holders of the Bonds for the full conversion of the outstanding Bonds. As all outstanding Bonds have been fully converted and no Bonds remain outstanding, no redemption of the Bonds will be carried out. The Company delisted the Bonds from the Singapore Exchange Securities Trading Limited.

Issue of US$450 million zero coupon convertible bonds due 2022

The Company issued convertible bonds at a par value of US$250,000 each with an aggregate principal amount of US$450,000,000 on July 7, 2016 (the “2016 Convertible Bonds”).

The 2016 Convertible Bonds issued on July 7, 2016 is a compound instrument included a liability component and an equity component. There are embedded derivatives in respect of the early redemption features of the 2016 Convertible Bonds, which are deemed to be clearly and closely related to the host contract and therefore, do not need to be separately accounted for. As at the date of issue, the fair value of the liability component of the 2016 Convertible Bonds was approximately US$387.9 million and the equity component was approximately US$52.9 million, determined  by deducting the amount of the liability component from the fair value of the compound instrument as a whole.

USD’000
Principal amount	450,000
Transaction cost	(9,194)
Liability component as at the date of issue	(387,871)
Equity component as at the date of issue	52,935

Subsequent to the initial recognition, the liability component of the 2016 Convertible Bonds was carried at amortized cost using the effective interest method. The effective interest rate of the liability component of the 2016 Convertible Bonds was 3.78% per annum. The movement of the liability component and the equity component of the 2016 Bonds for the year ended December 31, 2018 is set out below:

	Liability	Equity
	Component	Component	Total
	USD’000	USD’000	USD’000
As at the date of issue	387,871	52,935	440,806
Interest charged	7,339	—	7,339
Balance at December 31, 2016	395,210	52,935	448,145
Interest charged	14,913	—	14,913
Conversion options exercised	(6,794)	(882)	(7,676)
Balance at December 31, 2017	403,329	52,053	455,382
Interest charged	15,263	—	15,263
Balance at December 31, 2018	418,592	52,053	470,645

The equity component will remain in convertible bond equity reserve until the embedded conversion option is exercised or the 2016 Convertible Bonds mature.

As at December 31, 2018, 371,589,975 ordinary shares will be issued upon full conversion of the 2016 Convertible Bonds.

KEY TERMS OF THE 2016 CONVERTIBLE BONDS

The 2016 Convertible Bonds with no interest born will mature on July 7, 2022. If payment of principal or premium is improperly withheld or refused, such unpaid amount shall bear interest at the rate of 2.00% per annum. All the 2016 Convertible Bonds which are redeemed, converted or purchased by the Company will forthwith be cancelled.

The Company will redeem the outstanding 2016 Convertible Bonds at principal amount on July 7, 2022 or in certain specified circumstances specified in the agreements.

The Company may at any time and from time to time purchase the 2016 Convertible Bonds at any price in the open market or otherwise.

Bondholders may convert their bonds into ordinary shares at any time on or after August 17, 2016. 3,778,881,081 conversion shares will be issued upon full conversion of the 2016 Convertible Bonds based on the conversion price of HK$9.25 with a fixed exchange rate of 7.7677HK$/US$.

Upon the occurrence of a change of control of the Company, the bondholders will have the right, at such holder’s option, to require the Company to redeem all or some only of such holder’s bonds on the change of control put date at their principal amount of the 2016 Convertible Bonds.